Summary of Significant Accounting Policies - Schedule of Accounting Changes (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loan Interest	$ 8,055				$ 7,899					$ 33,744	$ 34,097
Total interest income	9,495	$ 9,997	$ 10,408	$ 9,488	9,285	$ 9,473	$ 10,431	$ 10,201	$ 9,340	39,178	39,445
Net interest income before provision (credit)	8,206	8,636	9,053	8,231	8,100	8,303	9,262	9,048	8,196	34,020	34,809
Net interest income after provision (credit)	8,056	8,636	9,053	8,331	8,300	7,803	9,162	9,048	7,696	34,320	33,709
Salaries and employee benefits	4,501				4,005					16,543	15,589
Other operating expenses	1,834				1,287					4,943	5,155
Total other expense	$ 7,656	7,572	6,662	6,440	6,624	6,349	6,979	7,609	6,510	27,298	27,447
Other expenses										1,358	1,152
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loan Interest										35,429	35,597
Total interest income		10,455	10,843	9,871	9,694	9,863	10,832	10,564	9,686	40,863	40,945
Net interest income before provision (credit)		9,094	9,488	8,614	8,509	8,693	9,663	9,411	8,542	35,705	36,309
Net interest income after provision (credit)		9,094	9,488	8,714	8,709	8,193	9,563	9,411	8,042	36,005	35,209
Salaries and employee benefits										18,298	17,232
Other operating expenses										4,873	5,012
Total other expense		$ 8,029	$ 7,098	$ 6,823	$ 7,033	$ 6,739	$ 7,380	$ 7,972	$ 6,856	28,983	28,947
Other expenses										$ 1,288	$ 1,009